Unaudited Condensed Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Intangible assets	$ 14,764	$ 14,814	$ 14,496
Property, plant and equipment	8,533	8,509	8,212
Biological assets	173	199	194
Investments in associates and joint ventures	5,076	5,032	5,229
Other investments	102	94	96
Other receivables	37	38	32
Other financial assets	392	373	430
Deferred tax assets	131	143	171
Post-employment benefit assets	974	1,146	1,118
Non-current assets	30,182	30,348	29,978
Current assets
Inventories	9,699	9,720	9,840
Trade and other receivables	4,532	3,487	4,580
Assets held for sale	302	130	0
Corporate tax receivables	235	304	274
Other financial assets	340	355	564
Cash and cash equivalents	1,656	1,130	1,529
Current assets	16,764	15,126	16,787
Total assets	46,946	45,474	46,765
Current liabilities
Borrowings and bank overdrafts	(2,496)	(2,885)	(2,004)
Other financial liabilities	(470)	(348)	(371)
Share buyback liability	0	0	(497)
Trade and other payables	(7,094)	(6,354)	(7,292)
Liabilities held for sale	(81)	(48)	0
Corporate tax liabilities	191	136	253
Provisions	(139)	(97)	(213)
Current liabilities	(10,471)	(9,868)	(10,630)
Non-current liabilities
Borrowings	(19,224)	(18,616)	(19,476)
Other financial liabilities	(873)	(940)	(865)
Other payables	(285)	(304)	(447)
Provisions	(318)	(300)	(313)
Deferred tax liabilities	(2,937)	(2,947)	(2,839)
Post-employment benefit liabilities	(433)	(429)	(471)
Non-current liabilities	(24,070)	(23,536)	(24,411)
Total liabilities	(34,541)	(33,404)	(35,041)
Net assets	12,405	12,070	11,724
Equity
Share capital	887	887	893
Share premium	1,703	1,703	1,703
Other reserves	(464)	(91)	502
Retained earnings	8,158	7,533	6,693
Equity attributable to equity shareholders of the parent company	10,284	10,032	9,791
Non-controlling interests	2,121	2,038	1,933
Total equity	$ 12,405	$ 12,070	$ 11,724